Concentration and risk (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY
Concentration Risk [Line Items]
Cash and cash equivalents	$ 149,861,000	929,829,000	179,658,000	31,365,000	$ 28,956,000	2,985,000
Cash and cash equivalents subject to government currency conversion controls		56,669,000	71,163,000
Accumulated deficit	(201,144,000)	(1,248,020,000)	(322,619,000)
Net cash (used in)/provided by operating activities	$ 3,312,000	20,544,000	57,693,000	(3,651,000)